UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number     811-10527
                                                     -----------------

                     UBS Equity Opportunity Fund II, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------

                      Date of fiscal year end: December 31
                                              --------------------

                    Date of reporting period: March 31, 2010
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                              UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                              REALIZED AND                                             DOLLAR AMOUNT
                                                               UNREALIZED                                              OF FAIR VALUE
                                                       % OF    GAIN/(LOSS)   INITIAL                         FIRST       FOR FIRST
                                                     MEMBERS'     FROM     ACQUISITION                    AVAILABLE      AVAILABLE
      INVESTMENT FUND          COST      FAIR VALUE   CAPITAL  INVESTMENTS     DATE     LIQUIDITY (a)  REDEMPTION (b) REDEMPTION (b)
-------------------------- ------------ ------------ -------- ------------ ----------- --------------- -------------- --------------
LONG/SHORT EQUITY
Alydar QP Fund, L.P. (c)   $ 11,213,263 $ 11,568,616   6.26%   $    2,994    9/1/2008     Quarterly
Alysheba QP Fund, L.P. (c)    6,000,000    6,435,781   3.48       249,434    9/1/2008     Quarterly
Anthion Partners, L.P. (c)    6,000,000    6,079,168   3.29        79,168    3/1/2010     Quarterly
Artis Aggressive Growth
   (Institutional),
   L.P. (c)                   5,000,000    9,121,352   4.94       721,310    9/1/2008     Quarterly       9/30/2010      9,121,352
Axial Capital
   Institutional, L.P. (c)   11,880,215   10,811,198   5.85      (759,896)   7/1/2008   Semi-Annually     6/30/2010     10,811,198
Brant Point Fund,
   L.L.C. (c)                13,435,230   15,928,505   8.62       785,130    1/1/2008     Quarterly
Cobalt Partners, L.P. (c)     8,721,707   18,149,203   9.82       457,930    1/1/2002   Semi-Annually
GCore Capital Partners,
   L.P. (c)                   9,000,000    9,855,311   5.33       105,108    3/1/2009     Quarterly
JANA Partners Qualified,
   L.P. (d)                     417,148      114,531   0.06            --    1/1/2006        N/A
JANA Piranha Fund,
   L.P. (e)                     532,179      459,121   0.25       (84,949)   3/1/2006        N/A
MSG Partners, L.P.            8,500,000    8,923,877   4.83       346,107    1/1/2009     Annually
Southpoint Qualified
   Fund, L.P.                15,345,124   19,089,057  10.33       418,433   11/1/2006     Annually
Spindrift Partners,
   L.P. (c)                   2,711,812    3,410,106   1.84           827    7/1/2005   Semi-Annually
Spindrift Partners,
   L.P. (d)                   2,616,923    1,774,229   0.96       103,438    7/1/2005        N/A
Tiedemann/Falconer
   Partners, L.P. (c)         7,943,190    7,150,510   3.87      (166,334)   1/1/2009     Quarterly
Trian Partners, L.P. (c)     11,457,499   13,289,150   7.19     1,030,461    7/1/2006     Annually
Valinor Capital
   Partners, L.P. (d)            85,553      101,160   0.05        15,607    7/1/2007        N/A
Valinor Capital Partners,
   L.P. (c)                  10,414,447   13,150,425   7.12       612,715    7/1/2007     Annually
Wesley Capital QP,
   L.P. (c)                   6,465,771    7,982,623   4.32        38,910    9/1/2004     Quarterly
                           ------------ ------------  -----    ----------
   LONG/SHORT EQUITY
      SUBTOTAL             $137,740,061 $163,393,923  88.41%   $3,956,393
Redeemed Investment Funds            --           --     --           428
                           ------------ ------------  -----    ----------
TOTAL                      $137,740,061 $163,393,923  88.41%   $3,956,821
                           ============ ============  =====    ==========

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  Investment Funds categorized as Level 2 investments.
(d)  A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

                                                                                              UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place,  subscription  and  redemption  activity,  level of illiquid  securities  held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the March 31, 2010 measurement date, or within ninety days of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the March 31, 2010 measurement date.

                                                     ASSETS TABLE
---------------------------------------------------------------------------------------------------------------------
                                           TOTAL FAIR VALUE
                                                  AT
DESCRIPTION                                   03/31/2010         LEVEL 1           LEVEL 2              LEVEL 3
---------------------------------------------------------------------------------------------------------------------
Long/Short Equity                          $    163,393,923   $          --   $     132,931,948   $        30,461,975
                                           --------------------------------------------------------------------------
TOTAL ASSETS                               $    163,393,923   $          --   $     132,931,948   $        30,461,975
                                           --------------------------------------------------------------------------

     The following is a reconciliation of Level 3 assets from December 31, 2009 to March 31, 2010:


                                                                    CHANGE IN
                                                                    UNREALIZED                         TRANSFERS IN
                              BALANCE AS OF     REALIZED GAIN /    APPRECIATION /   NET PURCHASES /   AND/OR OUT OF    BALANCE AS OF
DESCRIPTION                 DECEMBER 31, 2009        (LOSS)        DEPRECIATION         (SALES)          LEVEL 3      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
Long/Short Equity               $41,165,928           $--            $398,336             $--         $(11,102,289)     $30,461,975
------------------------------------------------------------------------------------------------------------------------------------
Total                           $41,165,928           $--            $398,336             $--         $(11,102,289)     $30,461,975
------------------------------------------------------------------------------------------------------------------------------------

     Net change in  unrealized  appreciation/depreciation  on Level 3 assets  and  liabilities  still  held as of March 31,  2010 is
     $798,636.

     The net transfers out of Level 3 in the amount of $11,203,449  are due to the liquidity of the underlying  Investment  Funds in relation to the change in the measurement date from 12-31-09 to 3-31-10.  The remaining  transfer into Level 3 in the amount of
     $101,160 was due to a newly created side pocket in Valinor Capital Partners, L.P.

                                                                                              UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO VALUATION

Investment Funds in the long/short equity strategy are generally subject to a 30 - 90 day redemption notice period. Investment Funds representing  approximately  1 percent of fair value are side  pockets or  liquidating  trusts where the  liquidation  of assets are expected over the next 24 months.  The remaining  approximately  99 percent of the Investment  Funds have either initial  redemption dates  commencing  in the future (12 percent) or are  available to be redeemed with no  restrictions  (87  percent),  subject to the
Investment Funds' liquidity terms, as of the measurement  date. Two Investment  Funds, with a fair value of $9,025,037,  transferred from Level 2 to Level 3 at March 31, 2010. In addition,  three Investment Funds, with a fair value of $20,127,326,  transferred from
Level 3 to Level 2 at March 31, 2010.

Investment Funds with no current redemption  restrictions may be subject to future gates,  lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2010.

The Fund recognizes  transfers into and out of the levels  indicated above at the end of the reporting  period.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Equity Opportunity Fund II, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.